UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



Report for the Calendar Year or Quarter Ended: September 30, 2009

Check here if Amendment:           |_|; Amendment Number:

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:       Bonanza Capital, Ltd.

Address:    300 Crescent Court
            Suite 250
            Dallas, Texas 75201


13F File Number: 28-11243

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   Bernay Box
Title: President of Bonanza Fund Management, Inc., the general partner of Bonanza Capital, Ltd.
Phone:  214-303-3900


Signature, Place and Date of Signing:

    /s/ Bernay Box                Dallas, Texas             November 16, 2009
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                   [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:  NONE

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:       1

Form 13F Information Table Entry Total:  7

Form 13F Information Table Value Total:  $8,781
                                        (thousands)

List of Other Included Managers:

No.   Form 13F File Number         Name

1.    28-11390                     Bonanza Master Fund, Ltd.

                                FORM 13F INFORMATION TABLE

                                                  Bonanza Capital, Ltd.
                                                    September 30, 2009





COLUMN 1                       COLUMN  2       COLUMN 3     COLUMN 4      COLUMN 5          COLUMN 6   COLUMN 7       COLUMN 8

                                                            VALUE      SHRS OR  SH/ PUT/   INVESTMENT  OTHER      VOTING AUTHORITY
NAME OF ISSUER              TITLE OF CLASS      CUSIP       (X$1000)   PRN AMT  PRN CALL   DISCRETION  MANAGERS  SOLE   SHARED  NONE
---------------             --------------   -----------   ---------  -------------------  ----------- --------  -------------------
APPLE INC                     COM            037833100        371       2,000   SH          SOLE         1         2,000
BANK OF AMERICA CORPORATION   COM            060505104        846      50,000   SH          SOLE         1        50,000
CONTANGO OIL & GAS COMPANY    COM NEW        21075N204      5,319     104,176   SH          SOLE         1       104,176
HALOZYME THERAPEUTICS INC     COM            40637H109        254      35,714   SH          SOLE         1        35,714
NUVEEN FLTNG RTE INCM OPP FD  COM SHS        6706EN100      1,229     129,400   SH          SOLE         1       129,400
TEXTRON INC                   COM            883203101        475      25,000   SH          SOLE         1        25,000
TIME WARNER INC               COM NEW        887317303        288      10,000   SH          SOLE         1        10,000

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